RESEARCH AND DEVELOPMENT TAX CREDITS (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Payroll tax credits	$ 226,011
Maximum [Member]
Payroll tax credits		$ 250,000